Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income from continuing operations (in dollars)					$ 93,648	$ 136,972	$ 116,110	$ 42,695	$ 363,598	$ 389,425	$ 141,850
Loss from discontinued operations					$ (1,780)	$ (757)	$ 53	$ (1,144)		$ (3,628)	$ (4,692)
Denominator:
Average number of common shares outstanding									60,257,000	53,179,000	53,076,000
Effect of dilutive securities:
Stock awards and warrants (in shares)									354,000	521,000	743,000
Weighted average shares, diluted									60,611,000	53,700,000	53,819,000
Income from continuing operations, basic (in dollars per share)									$ 6.03	$ 7.32	$ 2.67
Loss from discontinued operations, basic (in dollars per share)										$ (0.07)	$ (0.09)
Net income (in dollars per share)									$ 6.03	$ 7.25	$ 2.58
Income from continuing operations, diluted (in dollars per share)					$ 1.75	$ 2.57	$ 2.16	$ 0.79	$ 6.00	$ 7.25	$ 2.64
Loss from discontinued operations, diluted (in dollars per share)					$ (0.03)	$ (0.02)		$ (0.02)		$ (0.07)	$ (0.09)
Net income (in dollars per share)	$ 1.28	$ 1.39	$ 1.83	$ 1.53	$ 1.72	$ 2.55	$ 2.16	$ 0.77	$ 6.00	$ 7.18	$ 2.55
Anti-dilutive securities excluded from earnings per share calculation (in shares)									31,511	25,177	150,907